Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Reduction of research and development expenses	$ 0.5	$ 1.2
Research tax credit receivable	$ 0.3	$ 1.3
Number of segments | segment	1
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years